	Clifford Capital Focused Small Cap Value Fund
Schedule of Investments		June 30, 2023 (unaudited)
		Shares	Fair Value
95.12%	COMMON STOCKS
3.09%	COMMUNICATIONS SERVICES
	Millicom Internatinal Cellular S.A.(A) . . . .	22,180	$ 338,023
19.76%	CONSUMER DISCRETIONARY
	Big Lots, Inc. . . . . . . . . . . . . . .	30,590	270,110
	Perdoceo Education Corp.(A) . . . . . . .	23,040	282,701
	Urban Outfitters, Inc.(A) . . . . . . . . .	13,640	451,893
	VOXX International Corp.(A) . . . . . . .	27,700	345,696
	Winmark Corp. . . . . . . . . . . . . .	1,600	531,952
	WW International, Inc. . . . . . . . . . .	41,590	279,485
			2,161,837
7.25%	CONSUMER STAPLES
	Fresh Del Monte Produce, Inc. . . . . . .	14,680	377,423
	Reynolds Consumer Products, Inc. . . . .	14,740	416,405
			793,828
6.08%	ENERGY
	KLX Energy Services Holdings, Inc.(A) . . .	35,080	341,328
	Liberty Energy, Inc. . . . . . . . . . . .	24,200	323,554
			664,882
14.36%	FINANCIALS
	Community Trust Bancorp, Inc. . . . . . .	9,770	347,519
	CVB Financial Corp. . . . . . . . . . .	30,590	406,235
	Glacier Bancorp, Inc. . . . . . . . . . .	7,060	220,060
	Hancock Whitney Corp. . . . . . . . . .	6,630	254,459
	Westamerica Bancorp. . . . . . . . . .	8,970	343,551
			1,571,824
3.59%	HEALTHCARE
	NextGen Healthcare, Inc.(A) . . . . . . .	24,200	392,524

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QUARTERLY REPORT

	Clifford Capital Focused Small Cap Value Fund
Schedule of Investments - continued		June 30, 2023 (unaudited)
		Shares	Fair Value
22.20%	INDUSTRIALS
	Commercial Vehicle Group, Inc.(A) . . . .	41,280	$458,208
	HNI Corp. . . . . . . . . . . . . . . .	13,150	370,567
	Pitney Bowes, Inc. . . . . . . . . . . .	126,420	447,527
	Steelcase, Inc. . . . . . . . . . . . . .	31,820	245,332
	Stericycle, Inc.(A) . . . . . . . . . . . .	7,490	347,836
	Thermon Group Holdings, Inc.(A) . . . . .	21,070	560,462
			2,429,932
15.74%	INFORMATION TECHNOLOGY
	DXC Technology Co.(A) . . . . . . . . .	16,280	435,002
	EVERTEC, Inc. . . . . . . . . . . . . .	10,500	386,715
	NCR Corp.(A) . . . . . . . . . . . . . .	19,230	484,596
	The Western Union Co. . . . . . . . . .	35,510	416,532
			1,722,845
3.05%	MATERIALS
	Compass Minerals International, Inc. . . .	9,830	334,220
95.12%	TOTAL COMMON STOCKS . . . . . . .	. . . . . . .	10,409,915
3.11%	PREFERRED STOCKS
	Qurate Retail, Inc. Series V, 8.00% . . . .	9,090	341,057
3.11%	TOTAL PREFERRED STOCKS . . . . . .	. . . . . . .	341,057
1.50%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligations
	Fund Institutional Class 5.19%(B) . . . .	163,846	163,874
99.73%	TOTAL INVESTMENTS . . . . . . . . .	. . . . . . .	10,914,846
0.27%	Liabilities in excess of other assets . . . .	. . . . . . .	29,221
100.00%	NET ASSETS . . . . . . . . . . . . .	. . . . . . . .	$10,944,067

(A)Non-income producing

(B)Effective 7 day yield as of June 30, 2023

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QUARTERLY REPORT

Clifford Capital Focused Small Cap Value Fund

Schedule of Investments - continued	June 30, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks . . . . . .	$10,409,915	$—	$—	$10,409,915
Preferred Stocks . . . . . .	$341,057			$341,057
Money Market Funds . . . .	163,874			163,874
Total Investments . . . . . .	$10,914,846	$—	$—	$10,914,846

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2023.

At June 30, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $10,357,594 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$1,482,962
Gross unrealized depreciation . . . .	(925,710)
Net unrealized appreciation . . . . .	$557,252

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QUARTERLY REPORT